Annual Total Returns (Bar Chart) - Value Trust (Value Trust, Series I, Value Trust)	12 Months Ended
May 01, 2011
Value Trust | Series I, Value Trust
Bar Chart Table:
2001	3.42%
2002	(22.80%)
2003	38.76%
2004	15.18%
2005	12.56%
2006	21.05%
2007	8.22%
2008	(40.87%)
2009	41.18%
2010	22.22%